                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number   811-06471
                                     -------------------------------------------

                Van Kampen Trust for Investment Grade Municipals
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               (Exact name of registrant as specified in charter)

       522 Fifth Avenue, New York, New York                             10036
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     (Address of principal executive offices)                         (Zip code)

                              Amy R. Doberman, Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                                522 Fifth Avenue

                            New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
                                                    ----------------------------

Date of fiscal year end:    10/31
                            ------------------

Date of reporting period:   7/1/07-6/30/08
                            ------------------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06471
Reporting Period: 07/01/2007 - 06/30/2008
Van Kampen Trust for Investment Grade Municipals









=============== VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS ===============


SOUTH LAKE COUNTY FL HOSPITAL DIST REV BD

Ticker:                      Security ID:  838640CV0
Meeting Date: FEB 11, 2008   Meeting Type: Written Consent
Record Date:  DEC 12, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DEBTOR S PLAN                             None      Against    Management
2     WILLOW INVESTMENTS, LLC S PLAN            None      Against    Management
3     RONNIE AQUINO S PLAN                      None      Against    Management
4     DEBTOR S PLAN                             None      Against    Management
5     WILLOW INVESTMENTS, LLC S PLAN            None      Against    Management
6     RONNIE AQUINO S PLAN                      None      Against    Management


--------------------------------------------------------------------------------

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

Ticker:       VGM            Security ID:  920929106
Meeting Date: JUN 18, 2008   Meeting Type: Annual
Record Date:  APR 23, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director David C. Arch             For       Did Not    Management
                                                          Vote
1.2   Elect  Director Jerry D. Choate           For       Did Not    Management
                                                          Vote
1.3   Elect  Director Howard J Kerr             For       Did Not    Management
                                                          Vote
1.4   Elect  Director Suzanne H. Woolsey        For       Did Not    Management
                                                          Vote

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant):  Van Kampen Trust for Investment Grade Municipals
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By  (Signature and Title)*                    /s/ Jerry Miller
                            ----------------------------------------------------
                                                Jerry Miller

                                President and Principal Executive Officer --
                                             Office of the Funds
                            ----------------------------------------------------


Date   August 28, 2008
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*Print the name and title of each signing officer under his or her signature.